Cover	Oct. 11, 2023
Cover [Abstract]
Entity Registrant Name	Universal Gaming Corporation
Entity Central Index Key	0001670196
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2023
Entity File Number	333-210419
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3812711
Entity Address Address Line 1	1710 Rhode Island Avenue NW
Entity Address Address Line 2	2nd floor
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20036
City Area Code	202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	999 6598
Security 12b Title	Common Stock
Trading Symbol	UGCC